Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

	Year Ended September 30,
	2012	2011	2010
Numerator:
Numerator for diluted earnings per share	$391,371	$346,665	$343,906

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	168,275	185,213	202,584
Effect of assumed conversion of 0.50% convertible notes	24	24	24
Effect of dilutive stock options granted	1,138	1,322	1,468

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	169,437	186,559	204,076

Basic earnings per share	$2.33	$1.87	$1.70

Diluted earnings per share	$2.31	$1.86	$1.69